SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS UNDER OPERATING LEASES (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases
Remainder of 2024	$ 77,548
2024	211,980	$ 514,193
2025	207,944	460,980
2026	80,459	485,504
Total minimum lease payments	577,931	1,981,330
Less: imputed interest	(64,244)	(298,917)
Present value of future minimum lease payments	513,687	1,682,413
Current operating lease liabilities	200,449	391,547	$ 95,243
Non-current operating lease liabilities	$ 313,238	1,290,866	$ 115,290
2027		418,442
2028		$ 102,211